Current maturities of long term loans (Schedule of Current Maturities of Long Term Loans) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Current Portion Of Long Term Bank Borrowings	€ 12,815	$ 13,667	€ 126,180
Current borrowings and current portion of non-current borrowings	10,000		16,401
EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Current Portion Of Long Term Bank Borrowings	€ 3,261		124,156
Linkage terms	EURIBOR
Current borrowings and current portion of non-current borrowings	€ 10,000		€ 16,401
Other Long Term Borrowings Original Currency	EURIBOR
Interest Rate Of Other Long Term Borrowings Interest Rate	5.27%	5.27%	5.27%
Fix rate [Member]
Disclosure of detailed information about borrowings [line items]
Current Portion Of Long Term Bank Borrowings	€ 7,463		€ 0
Linkage terms	-
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Current Portion Of Long Term Bank Borrowings	€ 2,091		€ 2,024
Linkage terms	Consumer price index in Israel
Borrowings, interest rate	4.65%	4.65%	4.65%
Bottom of range [Member] | EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%	2.00%	2.00%
Bottom of range [Member] | Fix rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.58%	2.58%	2.58%
Top of range [member] | EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%	4.50%	4.50%
Top of range [member] | Fix rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.03%	3.03%	3.03%